Document and Entity Information	Nov. 16, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001747777
Document Type	8-K
Document Period End Date	Nov. 16, 2021
Entity Registrant Name	OWL ROCK TECHNOLOGY FINANCE CORP.
Entity Incorporation State Country Code	MD
Entity File Number	000-55977
Entity Tax Identification Number	83-1273258
Entity Address, Address Line One	399 Park Avenue
Entity Address, Address Line Two	38th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(212)
Local Phone Number	419-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false